Business combinations (Details)	12 Months Ended
Dec. 31, 2023
Not later than one year [member]
Disclosure of detailed information about business combination [line items]
Period for the valuation and frequently evaluates the acquired assets and the assumed liabilities, after the acquisition	12 months